Income Taxes	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
INCOME TAXES

NOTE 19 – INCOME TAXES

British Virgin Islands

Greenland Technologies Holding Corporation is incorporated in the British Virgin Islands and are not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong SAR

Zhongchai Holding (Hong Kong) Limited is registered in the Hong Kong Special Administrative Region of the People's Republic of PRC and is subject to 16.5% income tax for locally earned income, but is exempt from income tax for income or gains earned outside of Hong Kong. The Company had no sales revenue in Hong Kong for the year ended December 31, 2019 and 2018.

The PRC

According to the relevant laws and regulations in the PRC, foreign invested enterprises established prior to January 1, 2008 are entitled to full exemption from income tax for two years beginning with the first year in which such enterprise is profitable and a 50% income tax reduction for the subsequent three years. Zhejiang Zhongchai Machinery Co., Ltd. was entitled to an exemption during the two years ended December 31, 2007 and was subject to a 50% income tax reduction during the three years ended December 31, 2010. Starting from January 1, 2013, Zhejiang Zhongchai has been enjoying a tax rate of 15% as it is considered as a High and New Technology Enterprise ("HNTE") by the PRC government, which may be renewable every three years if Zhejiang Zhongchai continues to obtain this award. Between January 1, 2016 and December 31, 2018, the Company continue enjoyed this preferential tax rate. Between January 1, 2016 and December 31, 2018, Zhejiang Zhongchai continued enjoying this preferential tax rate. Zhejiang Zhongchai under the re-application process of the HNTE. In condition of approval, Zhejiang Zhongchai would continue enjoying the preferential tax rate of 15% for the fiscal year of 2019 to 2021.

Shengte, the wholly owned subsidiary of Zhejiang Zhongchai and Hengyu, the 62.5% owned subsidiary of Zhongchai Holding incorporated in the PRC, are imposed at the standard income tax rate of 10% and 25%, respectively.

Hangzhou Greenland, the wholly owned subsidiary of Zhongchai Holding incorporated in the PRC, are imposed at the standard income tax rate of 25%.

Enterprises established under the laws of foreign countries or regions and whose "place of effective management" is located within the PRC territory are considered PRC resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of "place of effective management" refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2019 no detailed interpretation or guidance has been issued to define "place of effective management". Furthermore, as of December 31, 2019, the administrative practice associated with interpreting and applying the concept of "place of effective management" is unclear. If the Company's non-PRC incorporated entities are deemed PRC tax residents, such entities would be subject to PRC tax The Company has analysed the applicability of this law, as of December 31, 2019, and the Company has not accrued for PRC tax on such basis. The Company will continue to monitor changes in the interpretation or guidance of this law.

PRC tax law also imposes a 10% withholding income tax, subject to reduction based on tax treaty where applicable, for dividends distributed by a foreign invested enterprise to its immediate holding Company outside PRC. Such dividends were exempted from PRC tax under the previous income tax law and regulations. The foreign invested enterprise is subject to the withholding tax starting from January 1, 2008.

The Company adopted the guidance in ASC 740 related to uncertain tax positions. The guidance addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under ASC 740, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. ASC 740 also provides guidance on de-recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures.

As of December 31, 2019 and December 31, 2018, the Company did not have any liability for unrecognized tax benefits, and no interest related to unrecognized tax benefits and penalties as income tax expense was recognized for these years.

The Company files income tax returns with the annual settlement and payment of enterprise income tax system of PRC and is subject to examinations by the tax authorities in PRC for years after the establishment.

As of December 31, 2019 and December 31, 2018, the Company was not aware of any pending income tax examinations by PRC tax authorities and no accrued interest or penalties related to uncertain tax positions was recognized.

The tax years from December 31, 2015 to December 31, 2019 are subject to examination by the tax authorities according to the tax regulations of PRC. With few exceptions, as of December 31, 2019, the Company is no longer subject to examinations by PRC tax authorities for years before December 31, 2015.

As of December 31, 2019 and December 31, 2018, there was approximately US$8.5 and US$8.0 million retained earnings at the Company's PRC subsidiary, Zhejiang Zhongchai's account. Zhejiang Zhongchai's two subsidiaries in PRC, Shengte and Hengyu, had retained earnings of approximately US$0.5 million and accumulated deficits of US$0.03 million, respectively, in their balance sheets as of December 31, 2019. Neither do they intend to distribute any current or future earnings, if any. Accordingly, the Company did not provide for the 10% PRC withholding tax on retained earnings as of December 31, 2019, which would be imposed on dividends distributed to the holding Company outside PRC.

(I) Income Tax Provision

(i) The Income tax provision of the Company for the years ended December 31, 2019 and 2018 consists

	For the year ended December 31,
	2019	2018
Current:
Federal	-	-
State	-	-
Foreign	784,343	1,469,911
	784,343	1,469,911
Deferred:
Federal	-	-
State	-	-
Foreign	63,024	(76,955)
	63,024	(76,955)
Provision for income taxes	$847,367	$1,392,956

(ii) Temporary differences and carry forwards of the Company that created significant deferred tax assets and liabilities are as follows:

	For the year ended December 31,
	2019	2018
Deferred tax assets:
Allowance for doubtful accounts	164,950	252,780
Inventories	20,180	26,716
Loss carried forward	7,851	6,924
Deferred Income	326,782	299,155
Total deferred tax assets	519,763	585,575
Deferred tax liabilities:
Others	-	-
Total deferred tax liabilities	-	-
Less: Valuation Allowance	(5,958)	(6,923)
Net deferred tax assets	$513,805	$578,652

(II) Tax Rate Reconciliation

Reconciliations of the statutory income tax rate to the effective income tax rate are as follows:

profit before taxation		5,934,533
PRC Statutory tax rate		25%
Expected taxation at statutory tax rate	25.00%	1,483,633
Non-deductible expenses	0.42%	24,632
R&D Super-deduction	(4.46)%	(264,972)
Under-accrued CIT for previous year	1.90%	112,884
Effect of differing tax rates in different jurisdictions	(9.46)%	(561,599)
Addition to Valuation Allowance	(0.02)%	(965)
Others	0.91%	53,754
Effective tax rate	14.28%	847,367

profit before taxation		8,016,507
PRC Statutory tax rate		25%
Expected taxation at statutory tax rate	25%	2,004,127
Non-deductible expenses	1.10%	88,540
R&D Super-deduction	(3.53)%	(282,645)
Under-accrued CIT for previous year	2.90%	232,429
Effect of differing tax rates in different jurisdictions	(10.37)	(830,913)
Addition to Valuation Allowance	0.09%	6,923
Others	2.18%	174,495
Effective tax rate	17.38%	1,392,956

(III) Unrecognized tax benefit

The Company recorded net unrecognized tax benefits of $0 and $0 as of December 31, 2019 and 2018. It is our policy to classify accrued interest and penalties related to unrecognized tax benefits in the provision for income taxes.

Audit periods remain open for review until the statute of limitations has passed, which in the PRC is usually 5 years as the Company's most significant tax jurisdiction. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company's liability for income taxes. Any such adjustment could be material to the Company's results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period.

As of December 31, 2019 and December 31, 2018, the estimated net operating loss carry forwards for BVI income tax purposes amounted to $0 and $0, which may be available to reduce future years' taxable income. These carry forwards will expire if not utilized by 2032.  As of December 31, 2019 and December 31, 2018, the estimated net operating loss carry forwards for Hong Kong income tax purposes amounted to $0 and $0, which may be available to reduce future years' taxable income. As of December 31, 2019 and December 31, 2018, the estimated net operating loss carry forwards for China income tax purposes amounted to $7,851 and $6,923, which may be available to reduce future years' taxable income. These carry forwards will expire if not utilized in the next five years.